RELATED PARTY TRANSACTIONS (Details) - Schedule of assets and liabilities - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Related Party Transaction [Line Items]
Operating Lease, Right-Of-Use Assets	$ 26,436,022	$ 26,764,182
Operating lease liabilities	24,286,902	24,034,669
Right-Of-Use Assets [Member]
Related Party Transaction [Line Items]
Operating Lease, Right-Of-Use Assets	13,290,173	12,659,734
Liabilities [Member]
Related Party Transaction [Line Items]
Operating lease liabilities	$ 8,857,583	7,859,770
Jamaica Avenue at 169th Street [Member]
Related Party Transaction [Line Items]
Operating Lease, Expiration Date	May 31, 2040
Jamaica Avenue at 169th Street [Member] | Right-Of-Use Assets [Member]
Related Party Transaction [Line Items]
Operating Lease, Right-Of-Use Assets	$ 10,711,654	9,749,817
Jamaica Avenue at 169th Street [Member] | Liabilities [Member]
Related Party Transaction [Line Items]
Operating lease liabilities	$ 5,890,934	4,580,611
504-506 Fulton Street [Member]
Related Party Transaction [Line Items]
Operating Lease, Expiration Date	Apr. 30, 2031
504-506 Fulton Street [Member] | Right-Of-Use Assets [Member]
Related Party Transaction [Line Items]
Operating Lease, Right-Of-Use Assets	$ 1,602,849	1,891,731
504-506 Fulton Street [Member] | Liabilities [Member]
Related Party Transaction [Line Items]
Operating lease liabilities	$ 1,770,966	2,054,487
508 Fulton Street [Member]
Related Party Transaction [Line Items]
Operating Lease, Expiration Date	Apr. 30, 2044
508 Fulton Street [Member] | Right-Of-Use Assets [Member]
Related Party Transaction [Line Items]
Operating Lease, Right-Of-Use Assets	$ 975,670	1,018,186
508 Fulton Street [Member] | Liabilities [Member]
Related Party Transaction [Line Items]
Operating lease liabilities	$ 1,195,683	$ 1,224,672